Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Feb. 14, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Net income (loss) for the period	$ 6	$ 7	$ 1	$ (29)	$ (28)	$ (54)	$ 30	$ 22
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	9	(46)	7	(10)	2		(6)	(4)
Net pension and other postretirement benefit adjustments					(1)		(1)	(1)
Other comprehensive income (loss), net of tax	9	(46)	7	(10)	1		(7)	(5)
Total comprehensive income (loss)	$ 15	$ (39)	$ 8	$ (39)	$ (27)	$ (54)	$ 23	$ 17